Income tax expense (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense Details 2
Deferred tax assets	$ 25,969	$ 5,845	$ 5,847
Deferred tax liabilities	25,814	20,352	13,475
Deferred tax assets (liabilities) net	$ 155	$ (14,507)	$ (7,628)